INCOME TAXES (Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate amount and per share effect of the Tax Holiday
Aggregate		$ 4,081,529	$ 8,943,517
Per share effect -basic (in dollar per share)		$ 0.02	$ 0.05
Per share effect-diluted (in dollar per share)		$ 0.02	$ 0.05